Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary Of Property Plant And Equipment Net

Property and equipment, net consists of the following (in thousands):

	December 31,	December 31,
	2024	2023
Buildings	$1,901	$1,927
Stadium equipment	14,776	4,390
IT equipment	17,846	15,947
Furniture and fixtures	2,355	2,071
Other equipment	2,154	6,482
Total property and equipment	$39,032	$30,817
Less: accumulated depreciation	20,016	19,265
Property and equipment, net	$19,016	$11,552